Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
REVENUE
COST OF REVENUE	$ (134,741,409)	$ (17,311,604)	$ (118,166,134)	$ (85,905,732)
Gross profit	35,049,668	4,503,189	35,326,931	31,359,864
OPERATING EXPENSES
Selling and marketing	(17,799,754)	(2,286,916)	(13,937,275)	(7,817,266)
General and administrative	(38,847,212)	(4,991,098)	(23,700,001)	(25,490,535)
Total operating expenses	(56,646,966)	(7,278,014)	(37,637,276)	(33,307,801)
LOSS FROM OPERATION	(21,597,298)	(2,774,825)	(2,310,345)	(1,947,937)
OTHER INCOME (EXPENSES)
Interest income	83,512	10,730	135,474	123,894
Interest expense	(1,299,945)	(167,017)	(1,253,563)	(1,470,798)
Other income	581,517	74,713	876,653	630,546
Other gains (losses), net	2,685,141	344,987	817,876	(1,617,052)
Total other (expenses) income, net	2,050,225	263,413	576,440	(2,333,410)
LOSS BEFORE INCOME TAX EXPENSES	(19,547,073)	(2,511,412)	(1,733,905)	(4,281,347)
INCOME TAX BENEFITS (EXPENSES)	(268,349)	(34,478)	(926,503)	894,479
NET LOSS	(19,815,422)	(2,545,890)	(2,660,408)	(3,386,868)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(615,663)	(79,101)	(1,605,741)	1,185,094
TOTAL COMPREHENSIVE LOSS	$ (20,431,085)	$ (2,624,991)	$ (4,266,149)	$ (2,201,774)
Weighted average number of ordinary shares:
Weighted average number of ordinary shares, Basic (in Shares)	20,300,000	20,300,000	18,478,962	18,000,000
Weighted average number of ordinary shares, Diluted (in Shares)	20,300,000	20,300,000	18,478,962	18,000,000
LOSS PER ORDINARY SHARE:
LOSS PER ORDINARY SHARE, BASIC (in Dollars per share and Dollars per share) | (per share)	$ (0.98)	$ (0.13)	$ (0.14)	$ (0.19)
LOSS PER ORDINARY SHARE, DILUTED (in Dollars per share and Dollars per share) | (per share)	$ (0.98)	$ (0.13)	$ (0.14)	$ (0.19)
Third parties
REVENUE
REVENUE	$ 168,737,530	$ 21,679,433	$ 152,854,430	$ 117,265,596
Related parties
REVENUE
REVENUE	$ 1,053,547	$ 135,360	$ 638,635